Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities) (Tables)	3 Months Ended
Mar. 31, 2024
Revenue from Contract with Customer [Abstract]
Schedule of accounts receivables and unbilled revenue, and unbilled services and unearned revenue
Accounts receivables and unbilled revenue are as follows:

	March 31, 2024	December 31, 2023
	(in thousands)
Billed services (accounts receivable)	$1,897,771	$1,821,855
Allowance for credit losses	(35,303)	(31,533)
Accounts receivable (net)	1,862,468	1,790,322
Unbilled services (unbilled revenue)	993,141	951,936
Accounts receivable and unbilled revenue, net	$2,855,609	$2,742,258

Unbilled services and unearned revenue or payments on account (contract assets and liabilities) were as follows:

(in thousands, except percentages)	March 31, 2024	December 31, 2023	$ Change	% Change
Unbilled services (unbilled revenue)	$993,141	$951,936	$41,205	4.3%
Unearned revenue (payments on account)	(1,709,938)	(1,654,507)	(55,431)	3.4%
Net balance	$(716,797)	$(702,571)	$(14,226)	2.0%